 Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

German American Capital Corporation (the “Company”)
Deutsche Mortgage & Asset Receiving Corporation
Deutsche Bank Securities Inc.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Bank of America, National Association
BofA Securities, Inc.

3650 Cal Bridge Lending, LLC

(together, the “Specified Parties”):

Re: CAMB 2021-CX2 Mortgage Trust – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “CAMB 2021-CX2_Tape Final.xlsx” provided by the Company on October 15, 2021, containing information on one mortgage loan and two related mortgaged properties as of November 6, 2021 (the “Data File”), which we were informed are intended to be included as collateral in the offering by CAMB 2021-CX2 Mortgage Trust. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.

•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Attachment C.
•	The term “Provided Information” means the Loan Files, Calculation Methodology, and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.

B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the mortgage loan and related mortgaged properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the mortgage loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such mortgage loan being securitized, (iii) the compliance of the originator of the mortgage loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the mortgage loan or related mortgaged properties that would be material to the likelihood that the issuer of the certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
October 15, 2021

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Mortgage Loan Originator	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Properties per Loan	Appraisal, Engineering Report
Address	Appraisal, Engineering Report
City	Appraisal, Engineering Report
County	Appraisal, Engineering Report
State	Appraisal, Engineering Report
Zip Code	Appraisal, Engineering Report
Property Type	Appraisal, Engineering Report
Property Sub-Type	Appraisal, Engineering Report
Year Built	Appraisal, Engineering Report
Year Renovated	Appraisal, Engineering Report
Units/Rentable Square Ft.	Underwritten Rent Roll
Collateral Square Ft.	Underwritten Rent Roll
Primary Unit of Measure	Underwritten Rent Roll
Original First Mortgage Balance	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Cut-off Date	Provided by the Company
Cut-off First Mortgage Balance	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Cut-off A Note Balance	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Cut-off B Note Balance	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Cut-off Trust Loan Amount	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Cut-off Trust A Note Balance	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Cut-off Trust B Note Balance	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Cut-off Companion Loan Amount	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
First Mortgage Maturity Balance	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Appraisal Value	Appraisal

Attribute	Source Document(s)
Date of Valuation	Appraisal
Appraisal Value As Is/ Stabilized	Appraisal
FIRREA Eligible (Yes/No)	Appraisal
Note Date	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
First Payment Date	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
First Mortgage Interest Rate	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
A Note Interest Rate	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
B Note Interest Rate	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Weighted Average Trust Interest Rate	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Interest Calculation (30/360 / Actual/360)	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Grace Period (Default)	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Grace Period (Late Fee)	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Payment Day	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Original Amort. Term (Months)	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Original Interest Only Period (Months)	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
ARD Date	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Maturity Date	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
ARD (Yes/No)	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
LockBox Type	Loan Agreement, Cash Management Agreement
Cash Management	Loan Agreement, Cash Management Agreement
Excess Cash Trap Trigger	Loan Agreement, Cash Management Agreement
Prepayment Provision	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Lockout Expiration Date	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Amortization Type	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Lien Position	Title Policy
Ownership Interest	Title Policy

Attribute	Source Document(s)
Ground Lease Expiration Date	Ground Lease
Ground Lease Extension Options	Ground Lease
Existing Additional Debt (Yes/No)	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Existing Additional Debt Amount	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Existing Additional Debt Description	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Senior Mezzanine Debt Interest Rate	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Junior Mezzanine Debt Interest Rate	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Future Additional Debt Permitted (Yes/No)	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Future Additional Debt Type	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Future Additional Debt Description	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Partial Prepay Allowed (Yes/No)	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Partial Prepayment Description	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Most Recent Physical Occupancy	Underwritten Rent Roll
Most Recent Rent Roll Date	Underwritten Rent Roll
Major Tenant Name # 1	Underwritten Rent Roll
Major Tenant Sq. Ft. # 1	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 1	Underwritten Rent Roll
Major Tenant Name # 2	Underwritten Rent Roll
Major Tenant Sq. Ft. # 2	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 2	Underwritten Rent Roll
Major Tenant Name # 3	Underwritten Rent Roll
Major Tenant Sq. Ft. # 3	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 3	Underwritten Rent Roll
Major Tenant Name # 4	Underwritten Rent Roll
Major Tenant Sq. Ft. # 4	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 4	Underwritten Rent Roll
Major Tenant Name # 5	Underwritten Rent Roll

Attribute	Source Document(s)
Major Tenant Sq. Ft. # 5	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 5	Underwritten Rent Roll
2020 EGI	Underwritten Cash Flow Statement
2020 Expenses	Underwritten Cash Flow Statement
2020 Replacement Reserves	Underwritten Cash Flow Statement
2020 TI/LC	Underwritten Cash Flow Statement
UW EGI	Underwritten Cash Flow Statement
UW Expenses	Underwritten Cash Flow Statement
UW Replacement Reserves	Underwritten Cash Flow Statement
UW TI/LC	Underwritten Cash Flow Statement
UW Vacancy	Underwritten Cash Flow Statement
Replacement Reserve taken at Closing	Settlement Statement, Loan Agreement
Monthly Replacement Reserve	Settlement Statement, Loan Agreement
TI/LC taken at Closing	Settlement Statement, Loan Agreement
Monthly TI/LC	Settlement Statement, Loan Agreement
Tax at Closing	Settlement Statement, Loan Agreement
Monthly Tax Constant / Escrow	Settlement Statement, Loan Agreement
Insurance at Closing	Settlement Statement, Loan Agreement
Monthly Insurance Constant / Escrow	Settlement Statement, Loan Agreement
Engineering Reserve taken at Closing	Settlement Statement, Loan Agreement
Other Reserve	Settlement Statement, Loan Agreement
Description Other Reserve	Settlement Statement, Loan Agreement
Borrower	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Related Principal	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Sponsor	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Earthquake Insurance (Y/N)	Insurance Certificate
Terrorism Insurance (Y/N)	Insurance Certificate

Attribute	Source Document(s)
Windstorm Insurance (Y/N)	Insurance Certificate
Environmental Insurance (Y/N)	Insurance Certificate
Date of Engineering Report	Engineering Report
Date of Phase I Report	Environmental Phase I Report
Date of Phase II Report (if applicable)	Environmental Phase II Report
Date of Seismic Report	Seismic Report
PML (%)	Seismic Report
SPE	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Single Tenant (Yes/No)	Underwritten Rent Roll
Guarantor	Guaranty of Recourse Obligations
Property Manager	Loan Agreement, Property Management Agreement
TIC	Loan Agreement, Tenancy In Common Agreement
Loan Purpose	Settlement Statement
Assumption Fee	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Letter of Credit	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Earnout/Holdback	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Earnout/Holdback Description	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
RE Tax	Loan Agreement
Insurance	Loan Agreement
Replacement Reserves	Loan Agreement
TI/LC	Loan Agreement
Immediate Repairs	Loan Agreement
Other Escrows	Loan Agreement

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-off Balance per Unit	Cut-off First Mortgage Balance divided by Collateral Square Ft.
% of Total Cut-off Date Pool Balance	Provided by the Company
LTV at Cut-off	Cut-off First Mortgage Balance divided by Appraisal Value
LTV at Maturity	First Mortgage Maturity Balance divided by Appraisal Value
U/W NOI Debt Yield	UW NOI divided by Cut-off First Mortgage Balance
U/W NCF Debt Yield	UW NCF divided by Cut-off First Mortgage Balance
Average Monthly Debt Service Payment	Cut-off First Mortgage Balance multiplied by First Mortgage Interest Rate multiplied by 365/360, then divided by 12
Original Balloon Term (Months)	Number of payments between and including the First Payment Date and the Maturity Date
Seasoning as of Cut-off Date (Months)	Number of payments between and including the First Payment Date and the Cut-off Date
Remaining Term to Maturity (Months)	Number of payments between the Cut-off Date and the Maturity Date
Remaining Term to Amortization (Months)	Original Amort. Term (Months) minus Seasoning as of Cut- off Date (Months)
Rem IO Period	Original Interest Only Period (Months) minus Seasoning as of Cut-off Date (Months)
Major % of Sq. Ft. # 1	Major Tenant Sq. Ft. # 1 divided by Collateral Square Ft.
Major % of Sq. Ft. # 2	Major Tenant Sq. Ft. # 2 divided by Collateral Square Ft.
Major % of Sq. Ft. # 3	Major Tenant Sq. Ft. # 3 divided by Collateral Square Ft.
Major % of Sq. Ft. # 4	Major Tenant Sq. Ft. # 4 divided by Collateral Square Ft.
Major % of Sq. Ft. # 5	Major Tenant Sq. Ft. # 5 divided by Collateral Square Ft.
2020 NOI	2020 EGI minus 2020 Expenses
2020 NCF	2020 NOI minus 2020 Replacement Reserves minus 2020 TI/LC
UW NCF DSCR (Current)	UW NCF divided by 12 times the Average Monthly Debt Service Payment

Attribute	Calculation Methodology
UW NCF DSCR (After IO Period)	UW NCF divided by 12 times the Average Monthly Debt Service Payment
UW NOI DSCR (Current)	UW NOI divided by 12 times the Average Monthly Debt Service Payment
UW NOI DSCR (After IO Period)	UW NOI divided by 12 times the Average Monthly Debt Service Payment
UW NOI	UW EGI minus UW Expenses
UW NCF	UW NOI minus UW Replacement Reserves minus UW TI/LC

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not to perform any procedure.
2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Collateral Interest and Compared Attribute(s) or Recomputed Attribute(s):

Compared Attribute(s)	Company Instruction
Directs Investment (Borrower or Lender)	Provided by the Company